Investment, Net (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 HKD ($)
Investment Net [Line Items]
Principal and bearing a fixed interest	$ 30	$ 30				$ 231
Investment, net	6,029	$ 6,029	$ 5,820	$ 5,820
Closing price per share (in Dollars per share) | $ / shares		$ 9.32		$ 9.08
Unrealized investment loss (gain)	532		337		$ (693)
Interest income	1,826		748		346
Investments in Marketable Equity Securities [Member]
Investment Net [Line Items]
Unrealized investment loss (gain)	356		337		(693)
Interest income	$ 356		$ 305		$ 289